INVESTMENTS - Purchases, Sales, and Exchanges (Details) $ in Millions	1 Months Ended									12 Months Ended
	Nov. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) shares	Jun. 30, 2017 USD ($) shares	May 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Jan. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2017 $ / shares	May 31, 2017 $ / shares	Apr. 30, 2017 $ / shares
Investments acquired
Total consideration paid										$ 130	$ 15	$ 17
Investments sold or matured or called at par
Maturities of certificates of deposit									$ 25
Asset-backed commercial paper
Investments sold or matured or called at par
Realized gain (loss)						$ 0
Auction rate securities
Investments sold or matured or called at par
Proceeds from securities called at par							$ 8
Realized gain (loss)							$ 0
TMAC
Investments acquired
Shares acquired | shares	2,000,000
Price paid per share | $ / shares													$ 7.00
Equity method investment acquired	$ 12
Ownership interest (as a percent)										28.79%	29.00%		28.79%
Fort a' la Corne | Shore Gold
Investments acquired
Shares received from sale of investment | shares			54,000,000
Warrants received from sale of investment | shares			1,000,000
Marketable equity securities			$ 15
Novo Resources Corp
Investments sold or matured or called at par
Proceeds from sale of investment		$ 15
Shares held after transaction | shares		6,000,000
Novo Resources Corp | Other income, net
Investments sold or matured or called at par
Gain on sale of investments, net		$ 5
Continental
Investments acquired
Shares acquired | shares				37,000,000
Price paid per share | $ / shares														$ 4.00
Total consideration paid				$ 109
Goldstrike Resources
Investments acquired
Price paid per share | $ / shares															$ 0.47
Total consideration paid					$ 4
Number of units acquired | shares					13,000,000
Number of common shares included in each unit acquired | shares					1
Number of warrants included in each unit acquired | shares					1
Regis Resources Ltd.
Investments sold or matured or called at par
Proceeds from sale of investment								$ 184
Regis Resources Ltd. | Other income, net
Investments sold or matured or called at par
Gain on sale of investments, net								$ 103
Novo Resources Corp
Investments sold or matured or called at par
Percentage of interest sold		66.60%
Fort a' la Corne | Shore Gold
Investments acquired
Ownership interest held (as a percent)			31.00%
Shore Gold | Fort a' la Corne
Investments acquired
Ownership interest held (as a percent)			19.90%
Continental
Investments acquired
Ownership interest held (as a percent)														19.90%